OPERATING LEASES (Tables)	6 Months Ended
Mar. 31, 2024
Operating Leases
SCHEDULE OF OPERATING LEASE

As of September 30, 2023 and March 31, 2024, operating lease consist of the following:

	As of
	September 30, 2023	March 31, 2024
Right-of-use assets, costs	$268,140	$123,162
Accumulated amortization	(117,664)	(23,123)
Disposal due to early termination	(30,595)	-
Right-of-use assets, net	$119,881	$100,039

SCHEDULE OF OPERATING LEASE LIABILITIES

As of September 30, 2023 and March 31, 2024, operating lease liabilities consist of the following:

	As of
	September 30, 2023	March 31, 2024
Operating lease liabilities - current portion	$39,886	$40,723
Operating lease liabilities - non-current portion	80,237	59,730
Total	$120,123	$100,453

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	For the six months ended March 31,
	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$24,872	$19,842
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Weighted-average remaining lease term - operating leases	0.4 years	2.4 years
Weighted-average discount rate - operating leases	2.875%	3.375%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule of future minimum payments under operating leases as of September 30, 2023:

As of September 30, 2023
2024	$42,821
2025	43,076
2026	39,487
Total lease payments	$125,384
Less: imputed interest	(5,261)
Total operating lease liabilities, net of interest	$120,123

The following is a schedule of future minimum payments under operating leases as of March 31, 2024:

As of March 31, 2024
2025	$43,076
2026	43,077
2027	17,950
Total lease payments	$104,103
Less: imputed interest	(3,650)
Total operating lease liabilities, net of interest	$100,453